Debt and Derivatives - Additional Information (Detail)			9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) MWh	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 25, 2021 USD ($)	Dec. 23, 2020 USD ($)	Dec. 22, 2020 USD ($)
Debt And Derivatives [Line Items]
Repayments of Long-term Debt			$ 148,790,000	$ 39,222,000	$ 55,754,000	$ 249,659,000
Amortization of Debt Issuance Costs and Discounts			2,165,000	1,891,000	2,538,000	2,064,000
Payments of Debt Issuance Costs			2,247,000	1,031,000	1,584,000	4,199,000
Debt Issuance Costs, Net	$ 9,177,000	$ 5,952,000	9,177,000		5,952,000	4,049,000
Current portion of long term debt	27,686,000	35,209,000	27,686,000		35,209,000	39,833,000
Increase decrease in borrowing capacity line of credit facility								$ 10,000,000.0
Proceeds from Issuance of Long-term Debt			288,922,000	78,253,000	205,808,000	291,873,000
Loss on extinguishment of debt			3,245,000	0
Finance lease, Liability	22,700,000		22,700,000
Deferred Costs, Leasing, Net	1,000,000.0		1,000,000.0
Finance Lease, Principal Payments			100,000
Finance Lease, Interest Expense			200,000
Finance lease, Liability, Payment, Due	16,052,000		16,052,000
Finance lease, Liability,Investment tax credit claimed by lessor	8,600,000		8,600,000
Finance lease, Liability, Interest accrued	200,000		200,000
Finance lease, Liability, Undiscounted excess amount	$ 1,700,000		$ 1,700,000
Master Lease Agreement [Member] | ZXI Lessor [Member] | Solar energy facilities [Member]
Debt And Derivatives [Line Items]
Sale Leaseback Transaction, Lease Terms	an initial term of ten years
Sale Leaseback Transaction, Transaction Costs, Financing Activities	$ 1,000,000.0
Sale Lease back Transaction Prepaid Rent Expense	7,700,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 19,800,000
Sale Leaseback Transaction, Circumstances Requiring Continuing Involvement	The master lease agreement provides for a residual value guarantee as well as a lessee purchase option, both of which are forms of continuing involvement
Sun Peak [Member]
Debt And Derivatives [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt									$ 15,100,000
Business Combination Recognized Identifiable Assets Acquired And Liabiliies Assumed Interest Rate Swaps									900,000
CT [Member]
Debt And Derivatives [Line Items]
Business Combination, Recognized Identifiable Asset Acquired and Liability Assumed, Lease Obligation							$ 1,800,000
CT [Member] | Master Lease Agreement [Member] | TGC Lessor [Member] | Solar energy facilities [Member] | Solar Energy Facility With The Total Nameplate Capacity Of One Point Twenty MW [Member]
Debt And Derivatives [Line Items]
Sale Leaseback Transaction, Circumstances Requiring Continuing Involvement	The master lease agreement provides the lessee with a purchase option, which represents a form of continuing
Subsidiary Of Company Zildjian XI [Member] | Massachusetts And Minnesota [Member] | ZXI Lessor [Member] | Five Solar Energy Facilities [Member]
Debt And Derivatives [Line Items]
Disposal Group Capacity | MWh			10.5
Proceeds from Divestiture of Businesses			$ 28,500,000
APA Finance LLC [Member] | Fifth Third Bank And Duetsche Bank [Member] | Construction Loan To Term Loan Facility [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 187,500,000	187,500,000	187,500,000		$ 187,500,000
Commitement fee percentage on unused borrowing capacity					50.00%
APA Finance LLC [Member] | Fifth Third Bank And Duetsche Bank [Member] | Letter of Credit [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,500,000	12,500,000	$ 12,500,000		$ 12,500,000
APA Finance LLC [Member] | Fifth Third Bank And Duetsche Bank [Member] | Construction Loan To Term Loan And Letter Of Credit [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Expiration Date			Jan. 10, 2023		Jan. 10, 2023
APA Construction Finance LLC [Member] | Fifth Third Bank And Duetsche Bank [Member] | Construction Loan To Term Loan Facility [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	161,500,000	160,700,000	$ 161,500,000		$ 160,700,000
Line of Credit Facility, Remaining Borrowing Capacity		160,700,000			160,700,000
APA Construction Finance LLC [Member] | Fifth Third Bank [Member] | Construction Loan To Term Loan And Letter Of Credit [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	100,000		100,000
Line of Credit Facility, Remaining Borrowing Capacity		2,800,000			2,800,000
Letters of Credit Outstanding, Amount	10,000,000.0	7,200,000	10,000,000.0		7,200,000
APA Construction Finance LLC [Member] | Duetsche Bank [Member] | Construction Loan To Term Loan And Letter Of Credit [Member]
Debt And Derivatives [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	11,900,000		11,900,000
Line of Credit Facility, Remaining Borrowing Capacity		12,200,000			12,200,000
Letters of Credit Outstanding, Amount	600,000	300,000	600,000		300,000
BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member] | True Green Acquisition [Member]
Debt And Derivatives [Line Items]
Payments to Acquire Businesses, Gross	126,400,000
BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member] | Class A Redeemable Preferred Stock And Rated Term Loan [Member]
Debt And Derivatives [Line Items]
Payments of Debt Issuance Costs						8,500,000
Construction Facility [Member] | APA Construction Finance LLC [Member] | Construction Loan To Term Loan Facility [Member]
Debt And Derivatives [Line Items]
Interest Costs Incurred			400,000	0
Interest Costs Capitalized			400,000	0
Line of credit outstanding	13,700,000	20,600,000	13,700,000		20,600,000
Term Loan Facility [Member] | APA Construction Finance LLC [Member] | Construction Loan To Term Loan Facility [Member]
Debt And Derivatives [Line Items]
Line of credit outstanding	12,300,000	6,200,000	12,300,000		6,200,000
Term Loan Facility [Member] | APA Construction Finance LLC [Member] | Construction Loan To Term Loan And Letter Of Credit [Member]
Debt And Derivatives [Line Items]
Line of credit outstanding		$ 6,200,000			$ 6,200,000
Rated Term Loan [Member] | Class A Notes [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Other Long Term Debt Gross						110,000,000.0
Rated Term Loan [Member] | Class B Notes [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Other Long Term Debt Gross						77,000,000.0
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long term Debt Borrowing Capacity Under Financing Arrangement	251,000,000.0		$ 251,000,000.0			$ 251,000,000.0
Long Term Debt Anticipated Date Of Repayment			Nov. 22, 2026			Nov. 22, 2026
Long term debt fixed interest rate percentage		3.70%			3.70%	3.70%	3.70%
Payments of Debt Issuance Costs					$ 2,600,000
Debt Issuance Costs, Net						$ 4,200
Interest Expense					700,000	200,000
Other Long Term Debt Gross	491,300	$ 362,700,000	$ 491,300		362,700,000	187,000,000.0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 8,100	5,900,000	$ 8,100		5,900,000	$ 4,000,000.0
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | Upto Five Years [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long Term Debt Principal Instalment Percentage Repayment			2.50%			2.50%
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | Beyond Five Years [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long Term Debt Principal Instalment Percentage Repayment			5.00%			5.00%
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | Beyond Five Years [Member] | APA Finance LLC [Member] | Amended And Restated Credit Agreement [Member]
Debt And Derivatives [Line Items]
Long Term Debt Principal Instalment Percentage Repayment			4.00%
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | Class A Notes [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long-term Debt, Maturity Date	Jun. 30, 2045		Jun. 30, 2045			Jun. 30, 2045
Other Long Term Debt Gross		213,400,000			213,400,000
Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | Class B Notes [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long-term Debt, Maturity Date	Jun. 30, 2045		Jun. 30, 2045			Jun. 30, 2045
Other Long Term Debt Gross		$ 149,300,000			149,300,000
GSO Promissory Note [Member]
Debt And Derivatives [Line Items]
Long term debt fixed interest rate percentage						4.25%
Notes Payable						$ 4,000,000.0
Loan For Funding Construction Of Solar Entry Facilities [Member] | Subsidiaries [Member] | Seminole Funding Resources LLC [Member]
Debt And Derivatives [Line Items]
Interest Expense					300,000	100,000
Interest Costs Incurred			$ 100,000	100,000	700,000	400,000
Interest Costs Capitalized			200,000	$ 200,000	$ 300,000	$ 300,000
Loan For Funding Construction Of Solar Entry Facilities [Member] | Subsidiaries [Member] | minesto [Member] | Seminole Funding Resources LLC [Member]
Debt And Derivatives [Line Items]
Repayments of Long-term Debt			4,900,000
Short Term Debt Term		6 months
Short-term Debt, Percentage Bearing Fixed Interest Rate		6.50%			6.50%	6.50%
Current portion of long term debt		$ 4,900			$ 4,900	$ 31,100
PSE And G Loans [Member] | Public Service Electric And Gas Company [Member] | Solar Loan Agreements [Member]
Debt And Derivatives [Line Items]
Other Long Term Debt Gross	$ 400,000	$ 700,000	$ 400,000		$ 700,000
Long-term Debt, Term	15 years	15 years	15 years		15 years
Long Term Debt Compound Interest Rate Percentage	11.39%	11.39%	11.39%		11.39%
Business Combination Fair Value Of Debt Discount	$ 200,000	$ 300,000	$ 200,000		$ 300,000
Amemded Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member] | Amended And Restated Credit Agreement [Member]
Debt And Derivatives [Line Items]
Long-term Debt, Maturity Date							Feb. 29, 2056
Long term debt fixed interest rate percentage							3.51%
Debt Issuance Costs, Net	4,700,000		4,700,000
Debt Instrument Additional Borrowing Capacity							$ 135,600,000
Proceeds from Issuance of Long-term Debt	$ 123,900,000
Debt Instrument, Face Amount							$ 503,000,000.0
Debt Related Commitment Fees and Debt Issuance Costs			1,200,000
Amemded Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member] | Amended And Restated Credit Agreement [Member] | Unamortized Deferred Financing Costs [Member]
Debt And Derivatives [Line Items]
Loss on extinguishment of debt			1,800,000
Amemded Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member] | Amended And Restated Credit Agreement [Member] | Premium Paid On Early Redemption [Member]
Debt And Derivatives [Line Items]
Loss on extinguishment of debt			$ 1,400,000
Amended Credit Facility [Member] | Prior Term Loan [Member]
Debt And Derivatives [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate						9.80%
Long term debt base rate percentage						1.50%
Debt Instrument, Basis Spread on Variable Rate						7.50%
Proceeds from Issuance of Other Long-term Debt						$ 69,800,000
Repayments of Other Long-term Debt						249,700,000
Amortization of Debt Issuance Costs and Discounts						$ 1,400
Teritiary Draw Commitement [Member] | Rated Term Loan [Member] | BIS Through Consortium Of Lenders [Member] | APA Finance LLC [Member]
Debt And Derivatives [Line Items]
Long term Debt Borrowing Capacity Under Financing Arrangement									$ 367,400,000